LONG-TERM DEBT (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Amortization period mortgage held by National Bank of Canada	20 years
Monthly amount payable on mortgage borrowings plus interest	$ 11,444
Interest expense on mortgage borrowings	$ 86,490	$ 0